Financial instruments - disclosures (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches

The table below sets out the categories of the on-balance sheet exposures that are subject to the credit risk framework as set out in the Capital Adequacy Requirements (CAR) Guideline issued by OSFI under the different Basel approaches based on the carrying value of those exposures in our consolidated financial statements. The credit risk framework includes counterparty credit risk exposures arising from over-the-counter derivatives, repo-style transactions and trades cleared through CCPs, as well as securitization exposures. Items not subject to the credit risk framework include exposures that are subject to the market risk framework, amounts that are not subject to capital requirements or are subject to deduction from capital, and amounts relating to CIBC’s insurance subsidiaries, which are excluded from the scope of regulatory consolidation.

$ millions, as at October 31		AIRB approach	Standardized approach	Other credit risk (1)	Total subject to credit risk	Not subject to credit risk	Total consolidated balance sheet
2018	Cash and deposits with banks	$12,278	$3,482	$1,835	$17,595	$96	$17,691
	Securities	42,714	8,915	–	51,629	50,035	101,664
	Cash collateral on securities borrowed	5,486	2	–	5,488	–	5,488
	Securities purchased under resale agreements	43,450	–	–	43,450	–	43,450
	Loans	338,776	33,277	982	373,035	–	373,035
	Allowance for credit losses	(1,149)	(490)	–	(1,639)	–	(1,639)
	Derivative instruments	21,410	21	–	21,431	–	21,431
	Customers’ liability under acceptances	10,264	1	–	10,265	–	10,265
	Other assets	11,775	321	5,875	17,971	7,743	25,714
	Total credit exposures	$485,004	$45,529	$8,692	$539,225	$57,874	$597,099
2017 (2)	Total credit exposures	$458,240	$41,582	$8,635	$508,457	$56,807	$565,264

(1)

Includes credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or AIRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions, and amounts below the thresholds for capital deduction which are risk-weighted at 250%.

(2)	Certain information has been restated to conform to the presentation adopted in the current year.